Financial instruments - Measurement at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Merchant cash advances
Assets:
Financial assets, carrying amount	$ 74,236	$ 29,492	$ 6,300
Level 1 | Cash and cash equivalents
Assets:
Financial assets, carrying amount	722,102	800,154
Financial assets, at fair value	722,102	800,154
Level 1 | Restricted cash and restricted deposits
Assets:
Financial assets, carrying amount	1,950	1,774
Financial assets, at fair value	1,950	1,774
Level 2 | Foreign exchange forward contracts
Assets:
Financial assets, carrying amount	257	0
Financial assets, at fair value	257	0
Liabilities:
Financial liabilities, carrying amount	0	125
Financial liabilities, at fair value	0	125
Level 3 | Merchant cash advances
Assets:
Financial assets, carrying amount	74,236	29,492
Financial assets, at fair value	74,236	29,492
Level 3 | Investments
Assets:
Financial assets, carrying amount	0	1,519
Financial assets, at fair value	$ 0	$ 1,519